8 Taxation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax credit
Current tax credited to the income statement	£ 1,782	£ 1,952	£ 1,253
Taxation payable in respect of foreign subsidiary		(67)
Adjustment in respect of prior year	3	128
Total current tax credit	1,785	2,013	1,253
Deferred tax credit
Reversal of temporary differences		19	12
Total tax credit	£ 1,785	£ 2,032	£ 1,265